                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 2001
                                                -------------------------------

Check here if Amendment  [   ]; Amendment Number:
                                                  ---------------
         This Amendment  (Check only one.):    [   ]  is a restatement.
                                               [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  -------------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  -------------------------------------------------------------
                       One Pacific Place, Suite 600
                  -------------------------------------------------------------
                       1125 South 103 Street
                  -------------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  -------------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  -------------------------------------------------------------
Title:                 President
                  -------------------------------------------------------------
Phone:                 402-391-1980
                  -------------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz         Omaha, Nebraska          May 15, 2001
-------------------------  ------------------------  -------------------------
  Signature                    City, State              Date


Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                             ------------------------------

Form 13F Information Table Entry Total:         80
                                             ------------------------------

Form 13F Information Table Value Total:      $5,087,291
                                             ------------------------------
                                                              (thousands)


List of Other Included Managers:  None
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WALLACE R. WEITZ & COMPANY      31-Mar-01
13F FILE NO. 283062


                        FORM 13F INFORMATION TABLE

        COLUMN 1                      COLUMN 2    COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7   COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                                                VALUE        SHRS OR SH/ PUT/  INVESTMENT   OTHER      VOTING
        NAME OF ISSUER           TITLE OF CLASS     CUSIP      (x$1000)      PRN AMT PRN CALL  DISCRETION  MANAGERS   AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMMUNICATIONS     COM              G56462107        5,795         2,645,900 SH      Sole        N/A      Sole
AT&T CORP                        COM              001957109      261,954        12,298,300 SH      Sole        N/A      Sole
AT&T CORP                        COM LIB GRP A    001957208      283,897        20,278,380 SH      Sole        N/A     Shared
ADELPHIA COMMUNICATIONS CORP     CL A             006848105      335,061         8,273,111 SH      Sole        N/A     Shared
ALLTEL CORP                      COM              020039103      200,381         3,819,700 SH      Sole        N/A     Shared
AMERICAN CLASSIC VOYAGES CO      COM              024928103       41,111         3,288,900 SH      Sole        N/A      Sole
AMERICAN EXPRESS CO              COM              025816109       11,729           284,000 SH      Sole        N/A     Shared
AMERICREDIT CORP                 COM              03060R101       25,886           798,200 SH      Sole        N/A      Sole
ARCHSTONE CMNTYS TR              SH BEN INT       039581103       61,500         2,500,000 SH      Sole        N/A     Shared
ASTORIA FINL CORP                COM              046265104       42,216           790,000 SH      Sole        N/A      Sole
BERKSHIRE HATHAWAY INC DEL       CL A             084670108      122,261             1,868 SH      Sole        N/A     Shared
BERKSHIRE HATHAWAY INC DEL       CL B             084670207      224,900           103,355 SH      Sole        N/A      Sole
CAPITAL AUTOMOTIVE REIT          COM SH BEN INT   139733109       31,544         1,971,500 SH      Sole        N/A      Sole
CAPITAL ONE FINL CORP            COM              14040H105       27,744           499,900 SH      Sole        N/A      Sole
CATELLUS DEV CORP                COM              149111106       94,357         5,990,900 SH      Sole        N/A      Sole
CENTENNIAL COMMUNCTNS CORP NEW   CL A NEW         15133V208       25,358         2,386,627 SH      Sole        N/A      Sole
CITIZENS COMMUNICATIONS CO       COM              17453B101      225,892        17,857,100 SH      Sole        N/A     Shared
CONSOLIDATED STORES CORP         COM              210149100       71,346         7,099,100 SH      Sole        N/A      Sole
CORECOMM LTD NEW                 COM              21869Q108          137         1,252,775 SH      Sole        N/A      Sole
COUNTRYWIDE CR INDS INC DEL      COM              222372104      209,816         4,251,600 SH      Sole        N/A      Sole
DAILY JOURNAL CORP               COM              233912104        3,623           114,800 SH      Sole        N/A      Sole
DISNEY WALT CO                   COM DISNEY       254687106        2,510            87,751 SH      Sole        N/A      Sole
EMPIRE DIST ELEC CO              COM              291641108          736            39,400 SH      Sole        N/A      Sole
EQUITY OFFICE PROPERTIES TRUST   COM              294741103        1,960            70,000 SH      Sole        N/A     Shared
EQUITY RESIDENTIAL PPTYS TR      SH BEN INT       29476L107        3,642            70,000 SH      Sole        N/A     Shared
EXTENDED STAY AMER INC           COM              30224P101       33,999         2,266,600 SH      Sole        N/A      Sole
FEDERAL HOME LN MTG CORP         COM              313400301       11,669           180,000 SH      Sole        N/A      Sole
FEDERAL NATL MTG ASSN            COM              313586109        8,071           101,400 SH      Sole        N/A      Sole
FIRST FINL FD INC                COM              320228109        2,755           244,900 SH      Sole        N/A      Sole
FOREST CITY ENTERPRISES INC      CL A             345550107       37,854           834,700 SH      Sole        N/A      Sole
GABELLI GLOBAL MULTIMEDIA TR     COM              36239Q109          629            61,318 SH      Sole        N/A      Sole
GANNETT INC                      COM              364730101       10,451           175,000 SH      Sole        N/A     Shared
GILLETTE CO                      COM              375766102        5,286           169,600 SH      Sole        N/A      Sole
GOLDEN ST BANCORP INC            COM              381197102      196,236         7,038,600 SH      Sole        N/A      Sole
GREENPOINT FINL CORP             COM              395384100      158,165         4,851,700 SH      Sole        N/A      Sole
HANOVER CAP MTG HLDGS INC        COM              410761100        5,471           841,700 SH      Sole        N/A      Sole
HARRAHS ENTMT INC                COM              413619107       30,451         1,034,700 SH      Sole        N/A      Sole
HILTON HOTELS CORP               COM              432848109      174,913        16,738,100 SH      Sole        N/A     Shared
HOST MARRIOTT CORP NEW           COM              44107P104      264,316        22,629,763 SH      Sole        N/A     Shared
IMPERIAL CR INDS INC             COM              452729106        6,947         7,410,400 SH      Sole        N/A      Sole
INSIGHT COMMUNICATIONS INC       CL A             45768V108       87,568         3,304,435 SH      Sole        N/A      Sole
INSURANCE AUTO AUCTIONS INC      COM              457875102       23,884         1,949,700 SH      Sole        N/A      Sole
INTELLIGENT SYS CORP NEW         COM              45816D100        2,137           548,000 SH      Sole        N/A      Sole
LABONE INC NEW                   COM              50540L105        4,479           770,550 SH      Sole        N/A      Sole
LABOR READY INC                  COM NEW          505401208       16,168         5,132,700 SH      Sole        N/A      Sole
LEVEL 3 COMMUNICATIONS INC       COM              52729N100        9,167           527,600 SH      Sole        N/A      Sole
LINCARE HLDGS INC                COM              532791100       11,837           223,600 SH      Sole        N/A      Sole
LOCAL FINL CORP                  COM              539553107        7,198           567,300 SH      Sole        N/A      Sole
LYNCH CORP                       COM              551137102        1,595            55,000 SH      Sole        N/A      Sole
LYNCH INTERACTIVE CORP           COM              551146103        4,918           103,000 SH      Sole        N/A      Sole
MAIL WELL INC                    COM              560321200       59,994        12,319,100 SH      Sole        N/A      Sole
NORTH FORK BANCORPORATION NY     COM              659424105      191,815         7,391,700 SH      Sole        N/A      Sole
NORTHERN TR CORP                 COM              665859104        6,875           110,000 SH      Sole        N/A     Shared
NOVASTAR FINL INC                COM              669947400        8,841         1,498,533 SH      Sole        N/A      Sole
ORBITAL SCIENCES CORP            COM              685564106       26,490         4,415,000 SH      Sole        N/A      Sole
PMI GROUP INC                    COM              69344M101       11,550           177,750 SH      Sole        N/A      Sole
PAPA JOHNS INTL INC              COM              698813102       25,165         1,056,800 SH      Sole        N/A      Sole
PARK PL ENTMT CORP               COM              700690100      236,775        23,100,000 SH      Sole        N/A     Shared
PORT FINL CORP                   COM              734119100        9,764           535,000 SH      Sole        N/A      Sole
PROGRESSIVE CORP OHIO            COM              743315103        4,367            45,000 SH      Sole        N/A      Sole
PROTECTION ONE INC               COM              743663304        3,507         2,828,500 SH      Sole        N/A      Sole
QUANEX CORP                      COM              747620102       19,998         1,114,100 SH      Sole        N/A      Sole
REDWOOD TR INC                   COM              758075402       54,331         2,757,914 SH      Sole        N/A      Sole
REDWOOD TR INC                   PFD CV B%9.74    758075600        3,180           114,600 SH      Sole        N/A      Sole
RESOURCE BANCSHARES MTG GROUP    COM              761197102       17,658         2,354,429 SH      Sole        N/A      Sole
RURAL CELLULAR CORP              CL A             781904107        9,566           355,100 SH      Sole        N/A      Sole
SIX FLAGS INC                    COM              83001P109      130,469         6,742,600 SH      Sole        N/A      Sole
SYNTROLEUM CORP                  COM              871630109        1,530           106,000 SH      Sole        N/A      Sole
TELEPHONE & DATA SYS INC         COM              879433100      283,782         3,035,100 SH      Sole        N/A     Shared
US BANCORP DEL                   COM NEW          902973304       95,016         4,095,499 SH      Sole        N/A     Shared
UNITED PANAM FINANCIAL CP        COM              911301109        1,450           892,000 SH      Sole        N/A      Sole
UNITED STATES CELLULAR CORP      COM              911684108        6,299            99,200 SH      Sole        N/A      Sole
VALASSIS COMMUNICATIONS INC      COM              918866104      118,870         4,098,950 SH      Sole        N/A      Sole
WAL MART STORES INC              COM              931142103        9,696           192,000 SH      Sole        N/A     Shared
WASHINGTON MUT INC               COM              939322103      172,787         3,155,934 SH      Sole        N/A      Sole
WASHINGTON POST CO               CL B             939640108          578             1,000 SH      Sole        N/A      Sole
WELLS FARGO & CO NEW             COM              949746101        7,923           160,160 SH      Sole        N/A      Sole
WESTERN RES INC                  COM              959425109      123,407         5,174,300 SH      Sole        N/A      Sole
WINSTAR COMMUNICATIONS INC       COM              975515107        2,520         1,168,700 SH      Sole        N/A      Sole
WORLDCOM INC GA NEW              COM              98157D106       11,568           619,050 SH      Sole        N/A     Shared
                                                           ----------------------------------
                               80                              5,087,291       264,247,552